INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Capitalized engineering costs	$ 59,366	$ 45,865
Capitalized start-up costs	15,012	16,361
Compensation and benefits	14,740	4,475
Property, plant and equipment	0	10,569
Lease liability	15,514	5,977
Federal	80,246	68,515
State	13,406	11,449
Foreign	5,687	5,242
Other, net	1,593	3,329
Deferred tax assets	205,564	171,782
Less valuation allowance	(201,366)	(171,782)
Deferred tax assets, net of valuation allowance	4,198	0
Deferred tax liabilities, property and equipment	(4,198)	0
Net deferred tax assets	$ 0	$ 0